Employee Benefits (Weighted Average Assumptions Used To Determine Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Abstract]
Discount rate	2.80%	4.15%	4.75%